Share-based payments	12 Months Ended
Mar. 29, 2026
Share-Based Payment Arrangements [Abstract]
Share-based payments	Share-based payments
Stock options
The Company has issued stock options to purchase subordinate voting shares under its incentive plans, prior to the public share offering on March 21, 2017, the Legacy Plan, and subsequently, the Omnibus Plan. All options are issued at an exercise price that is not less than market value at the time of grant and expire 10 years after the grant date.
Legacy Plan
Under the terms of the Legacy Plan, options were granted to certain executives of the Company which are exercisable to purchase subordinate voting shares. All Legacy Plan options have fully vested or been cancelled prior to the year ended March 29, 2026. No new options will be issued under the Legacy Plan.
Omnibus Plan
Under the terms of the Omnibus Plan, options are granted to certain employees of the Company which are exercisable to purchase subordinate voting shares. The options vest over four years contingent upon meeting the service conditions of the Omnibus Plan, 25% on each anniversary of the date of grant.
Stock option transactions are as follows:

	Year ended
	March 29, 2026		March 30, 2025
	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares
Options outstanding, beginning of period	$30.78	4,757,953	$33.51	4,608,777
Granted	$16.79	1,205,083	$17.90	1,005,636
Exercised	$9.18	(56,881)	$5.00	(115,296)
Cancelled	$25.07	(154,931)	$34.35	(741,164)
Options outstanding, end of period	$28.21	5,751,224	$30.78	4,757,953
The following table summarizes information about stock options outstanding and exercisable at March 29, 2026:

	Options Outstanding		Options Exercisable
Exercise price	Number	Weighted average remaining life in years	Number	Weighted average remaining life in years
$8.94	11,111	0.8	11,111	0.8
$14.14	4,712	8.9	1,178	8.9
$14.29	2,565	7.6	1,282	7.6
$14.31	18,606	8.4	4,652	8.4
$14.39	211,884	8.4	52,972	8.4
$16.16	53,238	9.9	—	0.0
$16.21	519,884	7.9	207,954	7.9
$16.82	1,101,857	9.1	—	0.0
$18.98	648,406	8.1	162,846	8.1
$22.24	471,454	7.1	235,916	7.1
$23.64	42,576	1.4	42,576	1.4
$23.77	12,285	6.2	9,214	6.2
$24.64	954,097	6.1	715,555	6.1
$30.73	40,707	1.2	40,707	1.2
$31.79	35,622	1.6	35,622	1.6
$33.97	488,196	4.2	488,196	4.2
$45.34	20,633	3.2	20,633	3.2
$48.93	442,709	5.2	442,709	5.2
$50.00	250,000	4.2	250,000	4.2
$63.03	287,015	3.0	287,015	3.0
$83.53	133,667	2.2	133,667	2.2
	5,751,224	6.6	3,143,805	5.2
Restricted share units
The Company has granted shares as part of the RSU program under the Omnibus Plan to employees of the Company. The RSUs are treated as equity instruments for accounting purposes. We expect that vested RSUs will be paid at settlement through the issuance of one subordinate voting share per RSU. The RSUs vest over a period of three years, a third on each anniversary of the date of grant.
RSUs transactions are as follows:

	Year ended
	March 29, 2026	March 30, 2025
	Number of shares	Number of shares
RSUs outstanding, beginning of period	615,158	480,518
Granted	586,077	425,251
Settled	(251,094)	(186,657)
Cancelled	(54,803)	(103,954)
RSUs outstanding, end of period	895,338	615,158
Performance share units
The Company has granted shares as part of the PSU program under the Omnibus Plan. A PSU represents the right to receive a subordinate voting share settled by the issuance of shares at the vesting date. PSUs vest on the third anniversary of the award date and are earned only if certain performance targets are achieved. Shares issued per PSU at the vesting date can decrease or increase if minimum or maximum performance targets are achieved ranging from 0% to 200% of the PSU award granted. PSUs are treated as equity instruments for accounting purposes.
PSUs transactions are as follows:

	Year ended
	March 29, 2026	March 30, 2025
	Number of shares	Number of shares
PSUs outstanding, beginning of period	676,031	342,925
Granted	488,260	428,121
Cancelled	(17,303)	(95,015)
PSUs outstanding, end of period	1,146,988	676,031
Shares reserved for issuance
As at March 29, 2026, subordinate voting shares, to a maximum of 2,168,278 shares, have been reserved for issuance under equity incentive plans to select employees of the Company, with vesting contingent upon meeting the service, performance goals and other conditions of the Omnibus Plan.
Accounting for share-based awards
For the year ended March 29, 2026, the Company recorded $23.5m as compensation expense for stock options, RSUs and PSUs (March 30, 2025 - $15.2m, March 31, 2024 - $10.4m). Share-based compensation expense is included in SG&A expenses.
The assumptions used to measure the fair value of options granted under the Black-Scholes option pricing model at the grant date were as follows:

	Year ended
	March 29, 2026	March 30, 2025
Weighted average stock price valuation	$16.79	$17.90
Weighted average exercise price	$16.79	$17.90
Risk-free interest rate	2.69%	3.98%
Expected life in years	5	5
Expected dividend yield	—%	—%
Volatility	40%	40%
Weighted average fair value of options issued	$5.39	$6.02
RSU and PSU fair values are determined based on the market value of the subordinate voting shares at the time of grant. As at March 29, 2026, the weighted average fair value of RSUs was $16.94 (March 30, 2025 - $18.32). As at March 29, 2026, the weighted average fair value of PSUs was $16.82 (March 30, 2025 - $18.85).